UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-3255

                           GROWTH PORTFOLIO
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                                   (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                              (Name and address of agent for service)


           Registrant's telephone number, including area code: (303) 768-3200
                                                               --------------

                                      Date of fiscal year end:  DECEMBER 31
                                                                -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

PORTFOLIO PERFORMANCE DISCUSSION

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. Please refer to the graph on page 4 for the average annual total returns for the Portfolio. For the 12-month period ended December 31, 2003, Growth Portfolio produced competitive returns.
   The period started slowly for the Portfolio when in the beginning of the year we made a deliberate decision to increase our weighting in smaller-cap stocks, as those types of stocks typically outperform larger cap stocks in the beginning of the year. This seasonal anomaly is called the 'January effect' and is fairly predictable. However, in the beginning of 2003 there was a high level of uncertainty related to the situation in Iraq and mixed economic data. Consequently, the stocks that performed best were those stocks with lower betas
(risk) and higher valuation metrics. The 'January effect' actually began later in first quarter when some of the uncertainties began to dissipate, and market enthusiasm drove buyers to more speculative issues. By that point we had moved back into the higher quality securities our models had identified.
   Our quantitative models, which are an important part of our investment process, have worked well in most time periods, but at the same time, we recognize that short-term patterns and movements within the stock market occur where the Portfolio may under perform. Rather than making dramatic changes based on short-term movements that may quickly reverse themselves, we choose to stick with our disciplined investment approach. Our patience paid off as the higher quality stocks we purchased in late first quarter outperformed in late summer as the rally broadened.
   In terms of economic sectors, we did not take many large sector bets, though we overweighted the consumer discretionary sector, which proved beneficial for the Portfolio as consumer confidence and spending strengthened throughout the period. On the other hand, we were underweight in technology stocks versus the index, as well as in healthcare, which proved to be negative. We have also moved to a less defensive posture by underweighting financials late in the period, and increasing our utilities and healthcare weightings to match the index. It is important to note that the Growth Portfolio does not hold large concentrations of individual securities, as the Portfolio is very well diversified holding roughly 500 securities at any given time. However it is by adjusting our sector or market capitalization weightings relative to the S&P 500 benchmark that the Portfolio can perform differently, and hopefully better than our benchmark.
   At the end of the Portfolio's fiscal year, Growth Portfolio's manager Chuck Albers retired. Nikos Monoyios, who was Mr. Alber's co-manager on the Portfolio, will continue to manage Growth Portfolio going forward. Having worked with Mr. Albers for over twenty years, Mr. Monoyios will continue the quantitative management style pioneered by Mr. Albers.
COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in the Portfolio held until December 31, 2003. Performance information does not reflect charges that apply to separate accounts investing in the Portfolio. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
   The Portfolio's performance is compared to the performance of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the domestic stock market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs. The Portfolio's performance reflects the effects of Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.

3  |  GROWTH PORTFOLIO

PORTFOLIO PERFORMANCE DISCUSSION

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
     Panorama Series Fund, Inc.--Growth Portfolio
     S&P 500 Index

[LINE CHART]
                    Panorama Series
                      Fund, Inc.--            S&P 500
                    Growth Portfolio           Index
12/31/1993             $10,000                $10,000
03/31/1994               9,760                  9,621
06/30/1994               9,567                  9,662
09/30/1994              10,086                 10,133
12/31/1994               9,949                 10,131
03/31/1995              10,858                 11,117
06/30/1995              11,818                 12,176
09/30/1995              12,821                 13,143
12/31/1995              13,736                 13,934
03/31/1996              14,387                 14,682
06/30/1996              14,575                 15,340
09/30/1996              15,013                 15,814
12/31/1996              16,328                 17,131
03/31/1997              16,387                 17,591
06/30/1997              18,720                 20,660
09/30/1997              20,813                 22,207
12/31/1997              20,633                 22,845
03/31/1998              22,782                 26,029
06/30/1998              22,509                 26,893
09/30/1998              18,883                 24,224
12/31/1998              22,372                 29,378
03/31/1999              21,963                 30,841
06/30/1999              23,044                 33,011
09/30/1999              20,739                 30,955
12/31/1999              21,531                 35,557
03/31/2000              21,109                 36,371
06/30/2000              20,725                 35,405
09/30/2000              20,821                 35,062
12/31/2000              18,806                 32,321
03/31/2001              16,811                 28,491
06/30/2001              17,589                 30,158
09/30/2001              15,645                 25,733
12/31/2001              16,811                 28,482
03/31/2002              17,151                 28,561
06/30/2002              15,583                 24,737
09/30/2002              13,035                 20,466
12/31/2002              13,623                 22,190
03/31/2003              13,105                 21,491
06/30/2003              14,992                 24,798
09/30/2003              15,389                 25,454
12/31/2003              17,275                 28,551

AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIO AT 12/31/03
1-Year  26.81%   5-Year  -5.04%   10-Year  5.62%   Inception Date  1/21/82

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, CALL US AT 1.800 CALL OPP (255.5677). THE PORTFOLIO'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES.

TOTAL RETURNS INCLUDE CHANGES IN NET ASSET VALUE PER SHARE AND DOES NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNTS PRODUCTS WHICH OFFER THIS PORTFOLIO. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT. TOTAL RETURNS AND THE ENDING ACCOUNT VALUE IN THE GRAPH SHOW CHANGE IN SHARE VALUE AND INCLUDE REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE PERFORMANCE INFORMATION IN THE GRAPH FOR THE S&P 500 INDEX BEGINS ON 12/31/93. INVESTORS SHOULD CONSIDER THE PORTFOLIO'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE PORTFOLIO'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE PORTFOLIO, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR OR CALLING US AT 1.800.CALL OPP (1.800.225.5677). READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. AN EXPLANATION OF THE CALCULATION IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

4  |  GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  December 31, 2003


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 COMMON STOCKS--98.2%
-------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--15.8%
-------------------------------------------------------------------------------
 AUTO COMPONENTS--0.7%
 American Axle & Manufacturing
 Holdings, Inc. 1                                      8,300     $    335,486
-------------------------------------------------------------------------------
 ArvinMeritor, Inc.                                    2,600           62,712
-------------------------------------------------------------------------------
 Autoliv, Inc.                                           600           22,590
-------------------------------------------------------------------------------
 Dana Corp.                                           17,200          315,620
-------------------------------------------------------------------------------
 Delphi Corp.                                          7,300           74,533
-------------------------------------------------------------------------------
 Goodyear Tire & Rubber Co. 1                          1,500           11,790
-------------------------------------------------------------------------------
 Johnson Controls, Inc.                                2,800          325,136
-------------------------------------------------------------------------------
 Lear Corp. 1                                          1,000           61,330
-------------------------------------------------------------------------------
 Visteon Corp.                                         4,800           49,968
                                                                 --------------
                                                                    1,259,165

-------------------------------------------------------------------------------
 AUTOMOBILES--1.0%
 Ford Motor Co.                                       93,811        1,500,976
-------------------------------------------------------------------------------
 Harley-Davidson, Inc.                                 6,200          294,686
-------------------------------------------------------------------------------
 Thor Industries, Inc.                                   500           28,110
                                                                 --------------
                                                                    1,823,772

-------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.5%
 Alliance Gaming Corp. 1                               2,400           59,160
-------------------------------------------------------------------------------
 Applebee's International, Inc.                        3,000          117,810
-------------------------------------------------------------------------------
 Aztar Corp. 1                                           500           11,250
-------------------------------------------------------------------------------
 Brinker International, Inc. 1                        12,600          417,816
-------------------------------------------------------------------------------
 CBRL Group, Inc.                                      3,400          130,084
-------------------------------------------------------------------------------
 CEC Entertainment, Inc. 1                             3,200          151,648
-------------------------------------------------------------------------------
 Choice Hotels International, Inc. 1                     600           21,150
-------------------------------------------------------------------------------
 GTech Holdings Corp.                                  2,800          138,572
-------------------------------------------------------------------------------
 Harrah's Entertainment, Inc.                          1,700           84,609
-------------------------------------------------------------------------------
 McDonald's Corp.                                     19,700          489,151
-------------------------------------------------------------------------------
 Multimedia Games, Inc. 1                              1,300           53,430
-------------------------------------------------------------------------------
 Outback Steakhouse, Inc.                              3,500          154,735
-------------------------------------------------------------------------------
 P.F. Chang's China Bistro, Inc. 1                     1,400           71,232
-------------------------------------------------------------------------------
 Panera Bread Co., Cl. A 1                             2,000           79,060
-------------------------------------------------------------------------------
 Park Place Entertainment Corp. 1                      1,600           17,328
-------------------------------------------------------------------------------
 Rare Hospitality International, Inc. 1                3,150           76,986
-------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                   10,600          301,994
-------------------------------------------------------------------------------
 Ryan's Family Steak Houses, Inc. 1                    1,750           26,495
-------------------------------------------------------------------------------
 Starbucks Corp. 1                                     2,000           66,120
-------------------------------------------------------------------------------
 Station Casinos, Inc.                                 1,000           30,630
-------------------------------------------------------------------------------
 WMS Industries, Inc. 1                                  400           10,480
-------------------------------------------------------------------------------
 Yum! Brands, Inc. 1                                  10,600          364,640
                                                                 --------------
                                                                    2,874,380

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.9%
 Beazer Homes USA, Inc.                                3,800       $  371,108
-------------------------------------------------------------------------------
 Cavco Industries, Inc. 1                                160            3,840
-------------------------------------------------------------------------------
 Centex Corp.                                          6,200          667,430
-------------------------------------------------------------------------------
 D.R. Horton, Inc.                                     4,700          203,322
-------------------------------------------------------------------------------
 Harman International Industries, Inc.                 4,800          355,104
-------------------------------------------------------------------------------
 Hovnanian Enterprises, Inc., Cl. A 1                  4,500          391,770
-------------------------------------------------------------------------------
 KB Home                                               5,800          420,616
-------------------------------------------------------------------------------
 Lennar Corp.                                          4,900          470,400
-------------------------------------------------------------------------------
 Lennar Corp., Cl. B                                     890           81,346
-------------------------------------------------------------------------------
 M.D.C. Holdings, Inc.                                 2,730          176,085
-------------------------------------------------------------------------------
 Meritage Corp. 1                                      1,000           66,310
-------------------------------------------------------------------------------
 Newell Rubbermaid, Inc.                               5,500          125,235
-------------------------------------------------------------------------------
 NVR, Inc. 1                                             300          139,800
-------------------------------------------------------------------------------
 Pulte Homes, Inc.                                     4,700          440,014
-------------------------------------------------------------------------------
 Ryland Group, Inc. (The)                              6,600          585,024
-------------------------------------------------------------------------------
 Standard Pacific Corp.                                5,700          276,735
-------------------------------------------------------------------------------
 Toll Brothers, Inc. 1                                 6,700          266,392
-------------------------------------------------------------------------------
 Whirlpool Corp.                                       3,200          232,480
-------------------------------------------------------------------------------
 Yankee Candle, Inc. (The) 1                           2,500           68,325
                                                                 --------------
                                                                    5,341,336

-------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--1.1%
 Action Performance Cos., Inc.                         6,700          131,320
-------------------------------------------------------------------------------
 Brunswick Corp.                                       3,200          101,856
-------------------------------------------------------------------------------
 Eastman Kodak Co.                                    19,400          497,998
-------------------------------------------------------------------------------
 Hasbro, Inc.                                         19,500          414,960
-------------------------------------------------------------------------------
 Marvel Enterprises, Inc. 1                           10,800          314,388
-------------------------------------------------------------------------------
 Mattel, Inc.                                         28,300          545,341
                                                                 --------------
                                                                    2,005,863

-------------------------------------------------------------------------------
 MEDIA--2.5%
 Cablevision Systems New York
 Group, Cl. A 1                                        2,600           60,814
-------------------------------------------------------------------------------
 Charter Communications, Inc., Cl. A 1                 3,000           12,060
-------------------------------------------------------------------------------
 Clear Channel Communications, Inc.                    1,900           88,977
-------------------------------------------------------------------------------
 Comcast Corp., Cl. A 1                               52,027        1,710,127
-------------------------------------------------------------------------------
 Cox Communications, Inc., Cl. A 1                     3,600          124,020
-------------------------------------------------------------------------------
 EchoStar Communications Corp., Cl. A 1                7,400          251,600
-------------------------------------------------------------------------------
 McGraw-Hill Cos., Inc. (The)                            500           34,960
-------------------------------------------------------------------------------
 Metro-Goldwyn-Mayer, Inc. 1                           2,000           34,180
-------------------------------------------------------------------------------
 New York Times Co., Cl. A                               800           38,232
-------------------------------------------------------------------------------
 News Corp. Ltd. (The), Sponsored
 ADR, Preference                                           9              272
-------------------------------------------------------------------------------
 Time Warner, Inc. 1                                  22,000          395,780
-------------------------------------------------------------------------------
 TiVo, Inc. 1                                          3,100           22,940
-------------------------------------------------------------------------------
 Viacom, Inc., Cl. B                                  35,025        1,554,410


5  |  GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 MEDIA Continued
 Walt Disney Co. (The)                                15,500       $  361,615
                                                                 --------------
                                                                    4,689,987

-------------------------------------------------------------------------------
 MULTILINE RETAIL--0.7%
 Big Lots, Inc. 1                                      2,000           28,420
-------------------------------------------------------------------------------
 Dollar General Corp.                                  7,100          149,029
-------------------------------------------------------------------------------
 Dollar Tree Stores, Inc. 1                            2,400           72,144
-------------------------------------------------------------------------------
 Federated Department Stores, Inc.                     8,000          377,040
-------------------------------------------------------------------------------
 Sears Roebuck & Co.                                  13,300          605,017
-------------------------------------------------------------------------------
 Shopko Stores, Inc. 1                                   300            4,575
                                                                 --------------
                                                                    1,236,225

-------------------------------------------------------------------------------
 SPECIALTY RETAIL--4.8%
 Abercrombie & Fitch Co., Cl. A 1                     14,700          363,237
-------------------------------------------------------------------------------
 Advance Auto Parts, Inc. 1                              900           73,260
-------------------------------------------------------------------------------
 Aeropostale, Inc. 1                                   5,600          153,552
-------------------------------------------------------------------------------
 AutoNation, Inc. 1                                    7,900          145,123
-------------------------------------------------------------------------------
 AutoZone, Inc. 1                                      3,700          315,277
-------------------------------------------------------------------------------
 Bed Bath & Beyond, Inc. 1                             8,500          368,475
-------------------------------------------------------------------------------
 Best Buy Co., Inc.                                    7,400          386,576
-------------------------------------------------------------------------------
 Borders Group, Inc. 1                                 3,400           74,528
-------------------------------------------------------------------------------
 Chico's FAS, Inc. 1                                   3,100          114,545
-------------------------------------------------------------------------------
 Christopher & Banks Corp.                             6,500          126,945
-------------------------------------------------------------------------------
 Claire's Stores, Inc.                                 6,000          113,040
-------------------------------------------------------------------------------
 Electronics Boutique Holdings Corp. 1                   400            9,156
-------------------------------------------------------------------------------
 Foot Locker, Inc.                                     2,100           49,245
-------------------------------------------------------------------------------
 Gap, Inc. (The)                                      56,400        1,309,044
-------------------------------------------------------------------------------
 Hollywood Entertainment Corp. 1                       3,500           48,125
-------------------------------------------------------------------------------
 Home Depot, Inc.                                     49,000        1,739,010
-------------------------------------------------------------------------------
 Hot Topic, Inc. 1                                     4,050          119,313
-------------------------------------------------------------------------------
 Lowe's Cos., Inc.                                    13,200          731,148
-------------------------------------------------------------------------------
 Men's Wearhouse, Inc. (The) 1                         1,600           40,016
-------------------------------------------------------------------------------
 NetFlix.com, Inc. 1                                   5,100          278,919
-------------------------------------------------------------------------------
 Pacific Sunwear of California, Inc.                  10,925          230,736
-------------------------------------------------------------------------------
 Pier 1 Imports, Inc.                                  3,200           69,952
-------------------------------------------------------------------------------
 RadioShack Corp.                                     12,300          377,364
-------------------------------------------------------------------------------
 Regis Corp.                                             800           31,616
-------------------------------------------------------------------------------
 Rent-A-Center, Inc. 1                                   800           23,904
-------------------------------------------------------------------------------
 Ross Stores, Inc.                                     7,500          198,225
-------------------------------------------------------------------------------
 Select Comfort Corp. 1                                  600           14,856
-------------------------------------------------------------------------------
 Sherwin-Williams Co.                                  1,300           45,162
-------------------------------------------------------------------------------
 Staples, Inc. 1                                      31,900          870,870
-------------------------------------------------------------------------------
 Talbots, Inc. (The)                                   5,200          160,056
-------------------------------------------------------------------------------
 TJX Cos., Inc. (The)                                 17,900          394,695
-------------------------------------------------------------------------------
 Tractor Supply Co. 1                                    400           15,556

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Zale Corp. 1                                          1,600       $   85,120
                                                                 --------------
                                                                    9,076,646

-------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.6%
 Coach, Inc. 1                                        13,700          517,175
-------------------------------------------------------------------------------
 Columbia Sportswear Co. 1                             1,800           98,100
-------------------------------------------------------------------------------
 Kellwood Co.                                            400           16,400
-------------------------------------------------------------------------------
 Liz Claiborne, Inc.                                   3,600          127,656
-------------------------------------------------------------------------------
 Nike, Inc., Cl. B                                     1,700          116,382
-------------------------------------------------------------------------------
 Timberland Co., Cl. A 1                               5,200          270,764
-------------------------------------------------------------------------------
 Tommy Hilfiger Corp. 1                                1,500           22,215
-------------------------------------------------------------------------------
 VF Corp.                                                800           34,592
                                                                 --------------
                                                                    1,203,284

-------------------------------------------------------------------------------
 CONSUMER STAPLES--8.1%
-------------------------------------------------------------------------------
 BEVERAGES--2.2%
 Anheuser-Busch Cos., Inc.                            10,100          532,068
-------------------------------------------------------------------------------
 Coca-Cola Co. (The)                                  29,300        1,486,975
-------------------------------------------------------------------------------
 Pepsi Bottling Group, Inc. (The)                      2,000           48,360
-------------------------------------------------------------------------------
 PepsiAmericas, Inc.                                     200            3,424
-------------------------------------------------------------------------------
 PepsiCo, Inc.                                        44,720        2,084,846
                                                                 --------------
                                                                    4,155,673

-------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--1.8%
 CVS Corp.                                               900           32,508
-------------------------------------------------------------------------------
 Kroger Co. (The) 1                                   10,800          199,908
-------------------------------------------------------------------------------
 Rite Aid Corp. 1                                      4,900           29,596
-------------------------------------------------------------------------------
 SUPERVALU, Inc.                                         700           20,013
-------------------------------------------------------------------------------
 Sysco Corp.                                           3,500          130,305
-------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                53,400        2,832,870
-------------------------------------------------------------------------------
 Winn-Dixie Stores, Inc.                              15,300          152,235
                                                                 --------------
                                                                    3,397,435

-------------------------------------------------------------------------------
 FOOD PRODUCTS--1.3%
 American Italian Pasta Co. 1                            600           25,140
-------------------------------------------------------------------------------
 Campbell Soup Co.                                    26,800          718,240
-------------------------------------------------------------------------------
 Dean Foods Co. 1                                      1,300           42,731
-------------------------------------------------------------------------------
 Del Monte Foods Co. 1                                 3,000           31,200
-------------------------------------------------------------------------------
 Fresh Del Monte Produce, Inc.                         2,300           54,809
-------------------------------------------------------------------------------
 Heinz (H.J.) Co.                                      2,400           87,432
-------------------------------------------------------------------------------
 Hershey Foods Corp.                                   3,200          246,368
-------------------------------------------------------------------------------
 Kellogg Co.                                           5,400          205,632
-------------------------------------------------------------------------------
 Kraft Foods, Inc., Cl. A                             20,600          663,732
-------------------------------------------------------------------------------
 Sara Lee Corp.                                        3,248           70,514
-------------------------------------------------------------------------------
 Wm. Wrigley Jr. Co.                                   3,700          207,977
                                                                 --------------
                                                                    2,353,775

6  |  GROWTH PORTFOLIO

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.6%
 Clorox Co. (The)                                      3,100       $  150,536
-------------------------------------------------------------------------------
 Colgate-Palmolive Co.                                 3,500          175,175
-------------------------------------------------------------------------------
 Energizer Holdings, Inc. 1                            5,500          206,580
-------------------------------------------------------------------------------
 Procter & Gamble Corp. (The)                         24,400        2,437,072
                                                                 --------------
                                                                    2,969,363

-------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.3%
 Avon Products, Inc.                                   5,600          377,944
-------------------------------------------------------------------------------
 Gillette Co.                                          5,500          202,015
-------------------------------------------------------------------------------
 USANA Health Sciences, Inc. 1                         1,400           42,840
                                                                 --------------
                                                                      622,799

-------------------------------------------------------------------------------
 TOBACCO--0.9%
 Altria Group, Inc.                                   25,100        1,365,942
-------------------------------------------------------------------------------
 R.J. Reynolds Tobacco Holdings, Inc.                  6,000          348,900
                                                                 --------------
                                                                    1,714,842

-------------------------------------------------------------------------------
 ENERGY--7.7%
-------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.0%
 Key Energy Services, Inc. 1                           1,300           13,403
-------------------------------------------------------------------------------
 OIL & GAS--7.7%
 Amerada Hess Corp.                                      100            5,317
-------------------------------------------------------------------------------
 Apache Corp.                                          7,620          617,982
-------------------------------------------------------------------------------
 Brown (Tom), Inc. 1                                  18,800          606,300
-------------------------------------------------------------------------------
 Burlington Resources, Inc.                           15,600          863,928
-------------------------------------------------------------------------------
 Canadian Natural Resources Ltd.                      15,000          758,793
-------------------------------------------------------------------------------
 Chesapeake Energy Corp.                              37,300          506,534
-------------------------------------------------------------------------------
 ChevronTexaco Corp.                                  11,894        1,027,523
-------------------------------------------------------------------------------
 Cimarex Energy Co. 1                                    703           18,763
-------------------------------------------------------------------------------
 ConocoPhillips                                       13,846          907,882
-------------------------------------------------------------------------------
 Cross Timbers Royalty Trust                             101            2,881
-------------------------------------------------------------------------------
 Devon Energy Corp.                                    1,800          103,068
-------------------------------------------------------------------------------
 EOG Resources, Inc.                                  10,800          498,636
-------------------------------------------------------------------------------
 Esprit Exploration Ltd. 1                            65,000          139,834
-------------------------------------------------------------------------------
 Exxon Mobil Corp.                                    97,476        3,996,516
-------------------------------------------------------------------------------
 Frontier Oil Corp.                                   30,100          518,322
-------------------------------------------------------------------------------
 Marathon Oil Corp.                                    3,100          102,579
-------------------------------------------------------------------------------
 Murphy Oil Corp.                                      3,300          215,523
-------------------------------------------------------------------------------
 Newfield Exploration Co. 1                            3,700          164,798
-------------------------------------------------------------------------------
 Noble Energy, Inc.                                    4,300          191,049
-------------------------------------------------------------------------------
 Occidental Petroleum Corp.                           20,300          857,472
-------------------------------------------------------------------------------
 Paramount Energy Trust                                5,264           47,579
-------------------------------------------------------------------------------
 Paramount Resources Ltd.                             30,000          242,600
-------------------------------------------------------------------------------
 Pogo Producing Co.                                    5,600          270,480
-------------------------------------------------------------------------------
 Sunoco, Inc.                                          6,800          347,820
-------------------------------------------------------------------------------
 Talisman Energy, Inc.                                 7,500          426,698

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 OIL & GAS Continued
 Tesoro Petroleum Corp. 1                              1,800       $   26,226
-------------------------------------------------------------------------------
 Unocal Corp.                                          5,800          213,614
-------------------------------------------------------------------------------
 Valero Energy Corp.                                   6,500          301,210
-------------------------------------------------------------------------------
 Western Gas Resources, Inc.                           1,300           61,425
-------------------------------------------------------------------------------
 XTO Energy, Inc.                                     16,166          457,498
                                                                 --------------
                                                                   14,498,850

-------------------------------------------------------------------------------
 FINANCIALS--23.5%
-------------------------------------------------------------------------------
 CAPITAL MARKETS--0.7%
 Mellon Financial Corp.                               36,800        1,181,648
-------------------------------------------------------------------------------
 Northern Trust Corp.                                  2,000           92,840
                                                                 --------------
                                                                    1,274,488

-------------------------------------------------------------------------------
 COMMERCIAL BANKS--7.6%
 AmSouth Bancorp                                       6,100          149,450
-------------------------------------------------------------------------------
 Astoria Financial Corp.                                 900           33,480
-------------------------------------------------------------------------------
 Bank of America Corp.                                31,200        2,509,416
-------------------------------------------------------------------------------
 Bank One Corp.                                       15,200          692,968
-------------------------------------------------------------------------------
 Banknorth Group, Inc.                                 4,800          156,144
-------------------------------------------------------------------------------
 Charter One Financial, Inc.                          14,800          511,340
-------------------------------------------------------------------------------
 City National Corp.                                     300           18,636
-------------------------------------------------------------------------------
 Compass Bancshares, Inc.                              1,100           43,241
-------------------------------------------------------------------------------
 First Tennessee National Corp.                        3,200          141,120
-------------------------------------------------------------------------------
 Flagstar Bancorp, Inc.                                3,700           79,254
-------------------------------------------------------------------------------
 FleetBoston Financial Corp.                          28,000        1,222,200
-------------------------------------------------------------------------------
 Golden West Financial Corp.                          11,000        1,135,090
-------------------------------------------------------------------------------
 Greenpoint Financial Corp.                            5,900          208,388
-------------------------------------------------------------------------------
 Hawthorne Financial Corp. 1                           4,650          130,107
-------------------------------------------------------------------------------
 Hudson United Bancorp                                   400           14,780
-------------------------------------------------------------------------------
 Huntington Bancshares, Inc.                           1,200           27,000
-------------------------------------------------------------------------------
 Independence Community Bank Corp.                     1,000           35,970
-------------------------------------------------------------------------------
 Indymac Mortgage Holdings, Inc.                       1,000           29,790
-------------------------------------------------------------------------------
 KeyCorp                                              10,500          307,860
-------------------------------------------------------------------------------
 M&T Bank Corp.                                          900           88,470
-------------------------------------------------------------------------------
 National City Corp.                                  17,400          590,556
-------------------------------------------------------------------------------
 North Fork Bancorp, Inc.                              1,200           48,564
-------------------------------------------------------------------------------
 PNC Financial Services Group                          3,800          207,974
-------------------------------------------------------------------------------
 Regions Financial Corp.                               3,400          126,480
-------------------------------------------------------------------------------
 Sky Financial Group, Inc.                               100            2,594
-------------------------------------------------------------------------------
 SunTrust Banks, Inc.                                  4,500          321,750
-------------------------------------------------------------------------------
 U.S. Bancorp                                         35,825        1,066,869
-------------------------------------------------------------------------------
 UnionBanCal Corp.                                     4,200          241,668
-------------------------------------------------------------------------------
 W. Holding Co., Inc.                                  2,412           44,887
-------------------------------------------------------------------------------
 Wachovia Corp.                                       22,100        1,029,639
-------------------------------------------------------------------------------
 Washington Mutual, Inc.                              19,700          790,364
-------------------------------------------------------------------------------
 Webster Financial Corp.                                 400           18,344

7  |  GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Wells Fargo & Co.                                    34,500      $ 2,031,705
-------------------------------------------------------------------------------
 Zions Bancorp                                           800           49,064
                                                                 --------------
                                                                   14,105,162

-------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--7.7%
 Affiliated Managers Group, Inc. 1                     1,700          118,303
-------------------------------------------------------------------------------
 American Express Co.                                 14,400          694,512
-------------------------------------------------------------------------------
 Bear Stearns Cos., Inc. (The)                         7,500          599,625
-------------------------------------------------------------------------------
 Capital One Financial Corp.                           5,100          312,579
-------------------------------------------------------------------------------
 Chicago Mercantile Exchange (The)                     1,100           79,596
-------------------------------------------------------------------------------
 CIT Group, Inc.                                       3,800          136,610
-------------------------------------------------------------------------------
 Citigroup, Inc.                                      80,277        3,896,646
-------------------------------------------------------------------------------
 Instinet Group, Inc. 1                                  300            1,545
-------------------------------------------------------------------------------
 iShares Russell 2000 Index Fund                      22,000        2,437,600
-------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.                              38,400        1,410,432
-------------------------------------------------------------------------------
 Knight Trading Group, Inc. 1                          3,700           54,168
-------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.                          300           23,166
-------------------------------------------------------------------------------
 MBNA Corp.                                           44,000        1,093,400
-------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                            21,100        1,237,515
-------------------------------------------------------------------------------
 Moody's Corp.                                           400           24,220
-------------------------------------------------------------------------------
 Morgan Stanley                                       23,700        1,371,519
-------------------------------------------------------------------------------
 Principal Financial Group, Inc. (The)                16,700          552,269
-------------------------------------------------------------------------------
 Schwab (Charles) Corp.                               18,500          219,040
-------------------------------------------------------------------------------
 SLM Corp.                                             4,200          158,256
                                                                 --------------
                                                                   14,421,001

-------------------------------------------------------------------------------
 INSURANCE--5.7%
 AFLAC, Inc.                                          13,100          473,958
-------------------------------------------------------------------------------
 Allmerica Financial Corp. 1                             800           24,616
-------------------------------------------------------------------------------
 Allstate Corp.                                       36,300        1,561,626
-------------------------------------------------------------------------------
 AMBAC Financial Group, Inc.                           2,800          194,292
-------------------------------------------------------------------------------
 American International Group, Inc.                   30,837        2,043,876
-------------------------------------------------------------------------------
 Aon Corp.                                             9,900          237,006
-------------------------------------------------------------------------------
 Cincinnati Financial Corp.                              600           25,128
-------------------------------------------------------------------------------
 Everest Re Group Ltd.                                   400           33,840
-------------------------------------------------------------------------------
 Fidelity National Financial, Inc.                    20,270          786,071
-------------------------------------------------------------------------------
 First American Corp. (The)                              500           14,885
-------------------------------------------------------------------------------
 Hartford Financial Services Group,
 Inc. (The)                                            1,500           88,545
-------------------------------------------------------------------------------
 John Hancock Financial Services, Inc.                19,600          735,000
-------------------------------------------------------------------------------
 LandAmerica Financial Group, Inc.                     1,200           62,712
-------------------------------------------------------------------------------
 Lincoln National Corp.                                7,800          314,886
-------------------------------------------------------------------------------
 Loews Corp.                                           2,000           98,900
-------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc.                          14,000          670,460
-------------------------------------------------------------------------------
 MBIA, Inc.                                              900           53,307
-------------------------------------------------------------------------------
 Mercury General Corp.                                   100            4,655

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 INSURANCE Continued
 MetLife, Inc.                                        18,000      $   606,060
-------------------------------------------------------------------------------
 Old Republic International Corp.                      4,500          114,120
-------------------------------------------------------------------------------
 Progressive Corp.                                    12,500        1,044,875
-------------------------------------------------------------------------------
 Prudential Financial, Inc.                           15,700          655,789
-------------------------------------------------------------------------------
 Reinsurance Group of America, Inc.                    3,800          146,870
-------------------------------------------------------------------------------
 RenaissanceRe Holdings Ltd.                           7,400          362,970
-------------------------------------------------------------------------------
 Safeco Corp.                                          1,600           62,288
-------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                     400           15,860
-------------------------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. B             14,030          238,089
                                                                 --------------
                                                                   10,670,684

-------------------------------------------------------------------------------
 REAL ESTATE--0.0%
 Catellus Development Corp.                            1,307           31,525
-------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--1.8%
 Countrywide Financial Corp.                           7,600          576,460
-------------------------------------------------------------------------------
 Doral Financial Corp.                                 4,200          135,576
-------------------------------------------------------------------------------
 Fannie Mae                                           20,100        1,508,706
-------------------------------------------------------------------------------
 Freddie Mac                                           7,700          449,064
-------------------------------------------------------------------------------
 Fremont General Corp.                                10,400          175,864
-------------------------------------------------------------------------------
 MGIC Investment Corp.                                 6,000          341,640
-------------------------------------------------------------------------------
 New Century Financial Corp.                           5,200          206,284
                                                                 --------------
                                                                    3,393,594

-------------------------------------------------------------------------------
 HEALTH CARE--12.5%
-------------------------------------------------------------------------------
 BIOTECHNOLOGY--1.8%
 Alkermes, Inc. 1                                      4,600           62,100
-------------------------------------------------------------------------------
 Amgen, Inc. 1                                        25,900        1,600,620
-------------------------------------------------------------------------------
 Gen-Probe, Inc. 1                                     3,100          113,057
-------------------------------------------------------------------------------
 Genentech, Inc. 1                                     9,200          860,844
-------------------------------------------------------------------------------
 Geron Corp. 1                                         1,900           18,943
-------------------------------------------------------------------------------
 Idexx Laboratories, Inc. 1                              200            9,256
-------------------------------------------------------------------------------
 Invitrogen Corp. 1                                    3,800          266,000
-------------------------------------------------------------------------------
 Wyeth                                                 8,400          356,580
                                                                 --------------
                                                                    3,287,400

-------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
 Bausch & Lomb, Inc.                                   6,200          321,780
-------------------------------------------------------------------------------
 Becton, Dickinson & Co.                              11,700          481,338
-------------------------------------------------------------------------------
 Bio-Rad Laboratories, Inc., Cl. A 1                   1,900          109,573
-------------------------------------------------------------------------------
 Biosite, Inc. 1                                         900           26,055
-------------------------------------------------------------------------------
 Boston Scientific Corp. 1                            16,000          588,160
-------------------------------------------------------------------------------
 Cooper Cos., Inc. (The)                               2,700          127,251
-------------------------------------------------------------------------------
 Cytyc Corp. 1                                           800           11,008
-------------------------------------------------------------------------------
 Hillenbrand Industries, Inc.                            300           18,618
-------------------------------------------------------------------------------
 Inamed Corp. 1                                          300           14,418
-------------------------------------------------------------------------------
 Medtronic, Inc.                                      25,500        1,239,555
-------------------------------------------------------------------------------
 PolyMedica Corp.                                        400           10,524

8  |  GROWTH PORTFOLIO

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES Continued
 St. Jude Medical, Inc. 1                              1,300       $   79,755
-------------------------------------------------------------------------------
 Stryker Corp.                                         9,700          824,597
-------------------------------------------------------------------------------
 VISX, Inc. 1                                          9,400          217,610
-------------------------------------------------------------------------------
 Zimmer Holdings, Inc. 1                               1,600          112,640
                                                                 --------------
                                                                    4,182,882

-------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--2.8%
 Aetna, Inc.                                           8,100          547,398
-------------------------------------------------------------------------------
 AMERIGROUP Corp. 1                                    2,100           89,565
-------------------------------------------------------------------------------
 Andrx Corp. 1                                         4,000           96,160
-------------------------------------------------------------------------------
 Apria Healthcare Group, Inc. 1                        4,900          139,503
-------------------------------------------------------------------------------
 Covance, Inc. 1                                       6,300          168,840
-------------------------------------------------------------------------------
 Coventry Health Care, Inc. 1                          5,300          341,797
-------------------------------------------------------------------------------
 DaVita, Inc. 1                                        5,000          195,000
-------------------------------------------------------------------------------
 eResearch Technology, Inc. 1                            600           15,252
-------------------------------------------------------------------------------
 First Health Group Corp. 1                            3,300           64,218
-------------------------------------------------------------------------------
 Health Management Associates,
 Inc., Cl. A                                           1,500           36,000
-------------------------------------------------------------------------------
 Health Net, Inc. 1                                    6,100          199,470
-------------------------------------------------------------------------------
 Humana, Inc. 1                                        4,000           91,400
-------------------------------------------------------------------------------
 IMS Health, Inc.                                      5,800          144,188
-------------------------------------------------------------------------------
 McKesson Corp.                                        1,300           41,808
-------------------------------------------------------------------------------
 Medco Health Solutions, Inc. 1                       14,562          494,962
-------------------------------------------------------------------------------
 Mid Atlantic Medical Services, Inc. 1                 6,700          434,160
-------------------------------------------------------------------------------
 Oxford Health Plans, Inc. 1                           9,600          417,600
-------------------------------------------------------------------------------
 Pediatrix Medical Group, Inc. 1                       5,700          314,013
-------------------------------------------------------------------------------
 Per-Se Technologies, Inc. 1                           1,400           21,364
-------------------------------------------------------------------------------
 Renal Care Group, Inc. 1                                500           20,600
-------------------------------------------------------------------------------
 Select Medical Corp.                                  7,400          120,472
-------------------------------------------------------------------------------
 Sunrise Senior Living, Inc. 1                           500           19,370
-------------------------------------------------------------------------------
 Universal Health Services, Inc., Cl. B                  400           21,488
-------------------------------------------------------------------------------
 US Oncology, Inc. 1                                   8,000           86,080
-------------------------------------------------------------------------------
 WellPoint Health Networks, Inc. 1                    11,300        1,095,987
                                                                 --------------
                                                                    5,216,695

-------------------------------------------------------------------------------
 PHARMACEUTICALS--5.7%
 Abbott Laboratories                                  20,200          941,320
-------------------------------------------------------------------------------
 Alpharma, Inc., Cl. A                                   100            2,010
-------------------------------------------------------------------------------
 American Pharmaceutical Partners, Inc. 1              5,150          173,040
-------------------------------------------------------------------------------
 Bradley Pharmaceuticals, Inc. 1                       5,200          132,236
-------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                             34,600          989,560
-------------------------------------------------------------------------------
 Eli Lilly & Co.                                      13,900          977,587
-------------------------------------------------------------------------------
 Endo Pharmaceuticals Holdings, Inc. 1                 1,000           19,260
-------------------------------------------------------------------------------
 Forest Laboratories, Inc. 1                             400           24,720
-------------------------------------------------------------------------------
 Johnson & Johnson                                    37,418        1,933,014
-------------------------------------------------------------------------------
 Kos Pharmaceuticals, Inc. 1                           6,500          279,760

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 PHARMACEUTICALS Continued
 Merck & Co., Inc.                                    37,800       $1,746,360
-------------------------------------------------------------------------------
 Pfizer, Inc.                                         97,965        3,461,103
-------------------------------------------------------------------------------
 Valeant Pharmaceuticals
 International, Inc.                                   1,600           40,240
                                                                 --------------
                                                                   10,720,210

-------------------------------------------------------------------------------
 INDUSTRIALS--7.0%
-------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.2%
 General Dynamics Corp.                                6,500          587,535
-------------------------------------------------------------------------------
 Goodrich Corp.                                        4,600          136,574
-------------------------------------------------------------------------------
 Honeywell International, Inc.                         7,600          254,068
-------------------------------------------------------------------------------
 Precision Castparts Corp.                             1,100           49,951
-------------------------------------------------------------------------------
 United Defense Industries, Inc. 1                     3,400          108,392
-------------------------------------------------------------------------------
 United Technologies Corp.                            11,800        1,118,286
                                                                 --------------
                                                                    2,254,806

-------------------------------------------------------------------------------
 AIR FREIGHT & LOGISTICS--0.4%
 FedEx Corp.                                           3,900          263,250
-------------------------------------------------------------------------------
 United Parcel Service, Inc., Cl. B                    6,600          492,030
                                                                 --------------
                                                                      755,280

-------------------------------------------------------------------------------
 AIRLINES--0.1%
 America West Holdings Corp., Cl. B 1                  6,000           74,400
-------------------------------------------------------------------------------
 Continental Airlines, Inc., Cl. B 1                   7,100          115,517
-------------------------------------------------------------------------------
 ExpressJet Holdings, Inc. 1                           1,300           19,500
-------------------------------------------------------------------------------
 Mesa Air Group, Inc. 1                                  900           11,268
-------------------------------------------------------------------------------
 Northwest Airlines Corp., Cl. A 1                     4,500           56,790
                                                                 --------------
                                                                      277,475

-------------------------------------------------------------------------------
 BUILDING PRODUCTS--0.0%
 USG Corp. 1                                           1,400           23,198
-------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--0.9%
 Corinthian Colleges, Inc. 1                           1,400           77,784
-------------------------------------------------------------------------------
 Deluxe Corp.                                          2,100           86,793
-------------------------------------------------------------------------------
 H&R Block, Inc.                                      17,800          985,586
-------------------------------------------------------------------------------
 ITT Educational Services, Inc. 1                      5,400          253,638
-------------------------------------------------------------------------------
 Republic Services, Inc.                               4,000          102,520
-------------------------------------------------------------------------------
 United Rentals, Inc. 1                                3,200           61,632
-------------------------------------------------------------------------------
 Valassis Communications, Inc. 1                       1,000           29,350
                                                                 --------------
                                                                    1,597,303

-------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.2%
 Emerson Electric Co.                                  1,400           90,650
-------------------------------------------------------------------------------
 Molex, Inc., Cl. A                                    5,300          155,608
-------------------------------------------------------------------------------
 Thomas & Betts Corp.                                  2,000           45,780
                                                                 --------------
                                                                      292,038

9  |  GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--3.1%
 3M Co.                                               10,000       $  850,300
-------------------------------------------------------------------------------
 Carlisle Cos., Inc.                                     200           12,172
-------------------------------------------------------------------------------
 General Electric Co.                                159,000        4,925,820
                                                                 --------------
                                                                    5,788,292

-------------------------------------------------------------------------------
 MACHINERY--0.7%
 Actuant Corp., Cl. A 1                                  300           10,860
-------------------------------------------------------------------------------
 Briggs & Stratton Corp.                               2,400          161,760
-------------------------------------------------------------------------------
 Cummins, Inc.                                         1,700           83,198
-------------------------------------------------------------------------------
 Deere & Co.                                           1,000           65,050
-------------------------------------------------------------------------------
 Eaton Corp.                                             600           64,788
-------------------------------------------------------------------------------
 Ingersoll-Rand Co., Cl. A                             2,700          183,276
-------------------------------------------------------------------------------
 Oshkosh Truck Corp.                                   1,100           56,133
-------------------------------------------------------------------------------
 Paccar, Inc.                                          4,000          340,480
-------------------------------------------------------------------------------
 Pall Corp.                                            8,700          233,421
-------------------------------------------------------------------------------
 SPX Corp. 1                                             800           47,048
-------------------------------------------------------------------------------
 Trinity Industries, Inc.                                400           12,336
-------------------------------------------------------------------------------
 Wabash National Corp. 1                               1,900           55,670
                                                                 --------------
                                                                    1,314,020

-------------------------------------------------------------------------------
 ROAD & RAIL--0.4%
 Burlington Northern Santa Fe Corp.                    6,400          207,040
-------------------------------------------------------------------------------
 CSX Corp.                                             6,600          237,204
-------------------------------------------------------------------------------
 Hunt (J.B.) Transport Services, Inc. 1                7,000          189,070
-------------------------------------------------------------------------------
 Norfolk Southern Corp.                                  400            9,460
-------------------------------------------------------------------------------
 Ryder Systems, Inc.                                   4,400          150,260
                                                                 --------------
                                                                      793,034

-------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--16.2%
-------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.4%
 3Com Corp. 1                                          7,100           58,007
-------------------------------------------------------------------------------
 ADTRAN, Inc.                                          7,800          241,800
-------------------------------------------------------------------------------
 Avocent Corp. 1                                         100            3,652
-------------------------------------------------------------------------------
 Cisco Systems, Inc. 1                               121,800        2,958,522
-------------------------------------------------------------------------------
 Corning, Inc. 1                                      43,500          453,705
-------------------------------------------------------------------------------
 Ditech Communications Corp. 1                           700           13,370
-------------------------------------------------------------------------------
 F5 Networks, Inc. 1                                   1,400           35,140
-------------------------------------------------------------------------------
 Foundry Networks, Inc. 1                              2,800           76,608
-------------------------------------------------------------------------------
 Juniper Networks, Inc. 1                              4,600           85,928
-------------------------------------------------------------------------------
 McDATA Corp., Cl. A 1                                 6,900           65,757
-------------------------------------------------------------------------------
 Powerwave Technologies, Inc. 1                        4,600           35,190
-------------------------------------------------------------------------------
 QUALCOMM, Inc.                                        4,700          253,471
-------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                              9,100          248,430
-------------------------------------------------------------------------------
 Zhone Technologies, Inc. 1                            1,600            7,904
                                                                 --------------
                                                                    4,537,484

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--3.8%
 Avid Technology, Inc. 1                               1,800       $   86,400
-------------------------------------------------------------------------------
 Dell, Inc. 1                                         55,800        1,894,968
-------------------------------------------------------------------------------
 EMC Corp. 1                                          55,900          722,228
-------------------------------------------------------------------------------
 Hewlett-Packard Co.                                  17,500          401,975
-------------------------------------------------------------------------------
 Imation Corp.                                           800           28,120
-------------------------------------------------------------------------------
 International Business Machines Corp.                17,500        1,621,900
-------------------------------------------------------------------------------
 Lexmark International, Inc., Cl. A 1                  9,900          778,536
-------------------------------------------------------------------------------
 Maxtor Corp. 1                                       37,900          420,690
-------------------------------------------------------------------------------
 Network Appliance, Inc. 1                             2,700           55,431
-------------------------------------------------------------------------------
 SanDisk Corp. 1                                       1,600           97,824
-------------------------------------------------------------------------------
 Storage Technology Corp. 1                           10,400          267,800
-------------------------------------------------------------------------------
 Sun Microsystems, Inc. 1                             85,100          382,099
-------------------------------------------------------------------------------
 Western Digital Corp. 1                              34,200          403,218
                                                                 --------------
                                                                    7,161,189

-------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
 Agilent Technologies, Inc. 1                          3,600          105,264
-------------------------------------------------------------------------------
 Avnet, Inc. 1                                           800           17,328
-------------------------------------------------------------------------------
 Benchmark Electronics, Inc. 1                         2,800           97,468
-------------------------------------------------------------------------------
 Brightpoint, Inc. 1                                   2,700           46,575
-------------------------------------------------------------------------------
 FARO Technologies, Inc. 1                             2,100           52,458
-------------------------------------------------------------------------------
 Kemet Corp. 1                                         2,400           32,856
-------------------------------------------------------------------------------
 Molex, Inc.                                           1,000           34,890
-------------------------------------------------------------------------------
 Solectron Corp. 1                                    17,800          105,198
-------------------------------------------------------------------------------
 Superconductor Technologies, Inc. 1                   3,100           17,298
-------------------------------------------------------------------------------
 Symbol Technologies, Inc.                             2,000           33,780
-------------------------------------------------------------------------------
 UNOVA, Inc. 1                                         4,200           96,390
-------------------------------------------------------------------------------
 Veeco Instruments, Inc. 1                               800           22,560
-------------------------------------------------------------------------------
 Waters Corp. 1                                        2,100           69,636
                                                                 --------------
                                                                      731,701

-------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.3%
 Akamai Technologies, Inc. 1                          17,800          191,350
-------------------------------------------------------------------------------
 Ask Jeeves, Inc. 1                                    2,400           43,488
-------------------------------------------------------------------------------
 Digital River, Inc. 1                                 5,100          112,710
-------------------------------------------------------------------------------
 EarthLink, Inc. 1                                     2,600           26,000
-------------------------------------------------------------------------------
 Internap Network Services Corp. 1                    10,800           26,460
-------------------------------------------------------------------------------
 United Online, Inc. 1                                 6,550          109,975
-------------------------------------------------------------------------------
 WebEx Communications, Inc. 1                            600           12,060
                                                                 --------------
                                                                      522,043

-------------------------------------------------------------------------------
 IT SERVICES--0.4%
 Anteon International Corp. 1                            300           10,815
-------------------------------------------------------------------------------
 CheckFree Corp. 1                                     1,600           44,240
-------------------------------------------------------------------------------
 Cognizant Technology Solutions Corp. 1                7,000          319,480
-------------------------------------------------------------------------------
 Concord EFS, Inc. 1                                   4,500           66,780


10  |  GROWTH PORTFOLIO

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 IT SERVICES Continued
 Convergys Corp. 1                                    13,800       $  240,948
-------------------------------------------------------------------------------
 Evolving Systems, Inc. 1                              1,200           15,960
-------------------------------------------------------------------------------
 Global Payments, Inc.                                   400           18,848
                                                                 --------------
                                                                      717,071

-------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.2%
 Advanced Energy Industries, Inc. 1                      400           10,420
-------------------------------------------------------------------------------
 Altera Corp. 1                                        7,100          161,170
-------------------------------------------------------------------------------
 Amkor Technology, Inc. 1                              2,100           38,241
-------------------------------------------------------------------------------
 Analog Devices, Inc.                                  4,100          187,165
-------------------------------------------------------------------------------
 Applied Materials, Inc. 1                            24,900          559,005
-------------------------------------------------------------------------------
 Applied Micro Circuits Corp. 1                        5,900           35,282
-------------------------------------------------------------------------------
 Asyst Technologies, Inc. 1                            3,300           57,255
-------------------------------------------------------------------------------
 Atmel Corp. 1                                        11,600           69,716
-------------------------------------------------------------------------------
 Axcelis Technologies, Inc. 1                          1,100           11,242
-------------------------------------------------------------------------------
 Broadcom Corp., Cl. A 1                              13,500          460,215
-------------------------------------------------------------------------------
 Brooks Automation, Inc. 1                               500           12,085
-------------------------------------------------------------------------------
 Credence Systems Corp. 1                              4,300           56,588
-------------------------------------------------------------------------------
 Cypress Semiconductor Corp. 1                        15,800          337,488
-------------------------------------------------------------------------------
 Integrated Device Technology, Inc. 1                  7,200          123,624
-------------------------------------------------------------------------------
 Intel Corp.                                         102,200        3,290,840
-------------------------------------------------------------------------------
 KLA-Tencor Corp. 1                                    3,300          193,611
-------------------------------------------------------------------------------
 Kulicke & Soffa Industries, Inc. 1                    6,800           97,784
-------------------------------------------------------------------------------
 National Semiconductor Corp. 1                       16,900          666,029
-------------------------------------------------------------------------------
 NVE Corp. 1                                             800           41,040
-------------------------------------------------------------------------------
 NVIDIA Corp. 1                                       14,500          337,125
-------------------------------------------------------------------------------
 Photronics, Inc. 1                                    1,200           23,904
-------------------------------------------------------------------------------
 Silicon Storage Technology, Inc. 1                    4,300           47,300
-------------------------------------------------------------------------------
 Teradyne, Inc. 1                                      7,900          201,055
-------------------------------------------------------------------------------
 Texas Instruments, Inc.                              29,000          852,020
-------------------------------------------------------------------------------
 TriQuint Semiconductor, Inc. 1                        6,600           46,662
                                                                 --------------
                                                                    7,916,866

-------------------------------------------------------------------------------
 SOFTWARE--4.7%
 Adobe Systems, Inc.                                     300           11,790
-------------------------------------------------------------------------------
 Amdocs Ltd. 1                                        18,500          415,880
-------------------------------------------------------------------------------
 Ascential Software Corp. 1                            1,800           46,674
-------------------------------------------------------------------------------
 Citrix Systems, Inc. 1                               10,400          220,584
-------------------------------------------------------------------------------
 Computer Associates International, Inc.               3,400           92,956
-------------------------------------------------------------------------------
 Electronic Arts, Inc. 1                              20,000          955,600
-------------------------------------------------------------------------------
 FactSet Research Systems, Inc.                          900           34,389
-------------------------------------------------------------------------------
 Henry (Jack) & Associates, Inc.                         200            4,116
-------------------------------------------------------------------------------
 Hyperion Solutions Corp. 1                              100            3,014
-------------------------------------------------------------------------------
 Macromedia, Inc. 1                                    1,100           19,624
-------------------------------------------------------------------------------
 Microsoft Corp.                                     163,500        4,502,790
-------------------------------------------------------------------------------
 Novell, Inc. 1                                        4,800           50,496

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 SOFTWARE Continued
 Oracle Corp. 1                                       66,800       $  881,760
-------------------------------------------------------------------------------
 Red Hat, Inc. 1                                       9,600          180,192
-------------------------------------------------------------------------------
 Reynolds & Reynolds Co., Cl. A                          300            8,715
-------------------------------------------------------------------------------
 Sybase, Inc. 1                                        6,000          123,480
-------------------------------------------------------------------------------
 Symantec Corp. 1                                      7,800          270,270
-------------------------------------------------------------------------------
 Synopsys, Inc. 1                                      7,600          256,576
-------------------------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1                11,100          319,791
-------------------------------------------------------------------------------
 Veritas Software Corp. 1                              9,800          364,168
                                                                 --------------
                                                                    8,762,865

-------------------------------------------------------------------------------
 MATERIALS--1.9%
-------------------------------------------------------------------------------
 CHEMICALS--0.8%
 Cytec Industries, Inc. 1                                600           23,034
-------------------------------------------------------------------------------
 Dow Chemical Co.                                      3,700          153,809
-------------------------------------------------------------------------------
 Du Pont (E.I.) de Nemours & Co.                      13,100          601,159
-------------------------------------------------------------------------------
 Engelhard Corp.                                       1,000           29,950
-------------------------------------------------------------------------------
 Hercules, Inc. 1                                     14,100          172,020
-------------------------------------------------------------------------------
 Monsanto Co.                                         13,900          400,042
-------------------------------------------------------------------------------
 OM Group, Inc. 1                                      2,500           65,475
                                                                 --------------
                                                                    1,445,489

-------------------------------------------------------------------------------
 CONSTRUCTION MATERIALS--0.0%
 Florida Rock Industries, Inc.                           200           10,970
-------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.1%
 Sealed Air Corp. 1                                    3,800          205,732
-------------------------------------------------------------------------------
 METALS & MINING--0.7%
 Alcan, Inc.                                           5,300          248,835
-------------------------------------------------------------------------------
 Alcoa, Inc.                                          19,700          748,600
-------------------------------------------------------------------------------
 GrafTech International Ltd. 1                         3,400           45,900
-------------------------------------------------------------------------------
 Peabody Energy Corp.                                  4,100          171,011
-------------------------------------------------------------------------------
 Schnitzer Steel Industries, Inc.                      1,400           84,700
                                                                 --------------
                                                                    1,299,046

-------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.3%
 Georgia-Pacific Corp.                                11,000          337,370
-------------------------------------------------------------------------------
 Louisiana-Pacific Corp. 1                            13,400          239,592
                                                                 --------------
                                                                      576,962

-------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--4.5%
-------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--3.2%
 BellSouth Corp.                                      23,300          659,390
-------------------------------------------------------------------------------
 Citizens Communications Co. 1                        17,200          213,624
-------------------------------------------------------------------------------
 Hughes Electronics Corp. 1                               82            1,357
-------------------------------------------------------------------------------
 NTL, Inc. 1                                           1,300           90,675
-------------------------------------------------------------------------------
 SBC Communications, Inc.                             94,900        2,474,043
-------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                              8,900          146,138

11  |  GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued


                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
-------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES Continued
 Verizon Communications, Inc.                         70,200     $  2,462,616
                                                                 --------------
                                                                    6,047,843

-------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--1.3%
 AT&T Wireless Services, Inc. 1                       68,400          546,516
-------------------------------------------------------------------------------
 Nextel Communications, Inc., Cl. A 1                 65,100        1,826,706
-------------------------------------------------------------------------------
 Wireless Facilities, Inc. 1                             700           10,402
                                                                 --------------
                                                                    2,383,624

-------------------------------------------------------------------------------
 UTILITIES--1.0%
-------------------------------------------------------------------------------
 ELECTRIC UTILITIES--0.7%
 Allegheny Energy, Inc. 1                              1,200           15,312
-------------------------------------------------------------------------------
 CenterPoint Energy, Inc.                              2,800           27,132
-------------------------------------------------------------------------------
 Constellation Energy Group, Inc.                      7,900          309,364
-------------------------------------------------------------------------------
 Edison International 1                                4,400           96,492
-------------------------------------------------------------------------------
 Exelon Corp.                                          9,775          648,669
-------------------------------------------------------------------------------
 FirstEnergy Corp.                                     1,000           35,200
-------------------------------------------------------------------------------
 Puget Energy, Inc.                                      200            4,754
-------------------------------------------------------------------------------
 TXU Corp.                                             1,300           30,836
-------------------------------------------------------------------------------
 Wisconsin Energy Corp.                                4,200          140,490
                                                                 --------------
                                                                    1,308,249

-------------------------------------------------------------------------------
 GAS UTILITIES--0.0%
 ONEOK, Inc.                                           2,200           48,576
-------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--0.3%
 Dynegy, Inc. 1                                        5,100           21,828
-------------------------------------------------------------------------------
 Equitable Resources, Inc.                             1,000           42,920
-------------------------------------------------------------------------------
 MDU Resources Group, Inc.                               600           14,286
-------------------------------------------------------------------------------
 Questar Corp.                                           300           10,545
-------------------------------------------------------------------------------
 Williams Cos., Inc. (The)                            43,500          427,168
                                                                 --------------
                                                                      516,747
                                                                 --------------
 Total Common Stocks (Cost $160,816,522)                          183,828,342

                                                                 MARKET VALUE
                                                      SHARES       SEE NOTE 1
 PREFERRED STOCKS--0.0%
 Wachovia Corp., Dividend Equalization
 Preferred Shares (Cost $0)                            2,000     $         10

                                                   PRINCIPAL
                                                      AMOUNT
-------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.1%
 Undivided interest of 0.15% in joint repurchase
 agreement (Principal Amount/Market Value
 $109,556,000, with a maturity value of $109,560,869)
 with Banc One Capital Markets, Inc., 0.80%, dated
 12/31/03, to be repurchased at $160,007 on
 1/2/04, collateralized by U.S. Treasury Bonds,
 4.25%, 11/30/13, with a value of $111,861,618
 (Cost $160,000)                                    $160,000          160,000

-------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE
 (COST $160,976,522)                                    98.3%     183,988,352
-------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                         1.7        3,158,724
                                                    ---------------------------
 NET ASSETS                                            100.0%    $187,147,076
                                                    ===========================


FOOTNOTE TO STATEMENT OF INVESTMENTS
1. Non-income producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12  |  GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2003



------------------------------------------------------------------------------------------------------
 ASSETS

 Investments, at value (including securities loaned of approximately $28,813,000)
 (cost $160,976,522)--see accompanying statement                                       $ 183,988,352
------------------------------------------------------------------------------------------------------
 Cash                                                                                      2,455,154
------------------------------------------------------------------------------------------------------
 Collateral for securities loaned                                                         29,386,689
------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                          3,199,831
 Interest and dividends                                                                      206,393
 Shares of capital stock sold                                                                 32,642
 Other                                                                                         3,072
                                                                                       ---------------
 Total assets                                                                            219,272,133

------------------------------------------------------------------------------------------------------
 LIABILITIES

 Return of collateral for securities loaned                                               29,386,689
------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                     2,550,178
 Shares of capital stock redeemed                                                            148,178
 Shareholder reports                                                                           8,829
 Directors' compensation                                                                       1,760
 Transfer and shareholder servicing agent fees                                                   833
 Other                                                                                        28,590
                                                                                       ---------------
 Total liabilities                                                                        32,125,057

------------------------------------------------------------------------------------------------------
 NET ASSETS                                                                            $ 187,147,076
                                                                                       ===============

------------------------------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS

 Par value of shares of capital stock                                                  $     107,778
------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                              273,884,857
------------------------------------------------------------------------------------------------------
 Accumulated net investment income                                                         1,948,913
------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions         (111,806,332)
------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                            23,011,860
                                                                                       ---------------
 NET ASSETS--applicable to 107,778,396 shares of capital stock outstanding             $ 187,147,076
                                                                                       ===============

------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                      $1.74


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


13  |  GROWTH PORTFOLIO

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2003

-------------------------------------------------------------------------------------------
 INVESTMENT INCOME

 Dividends (net of foreign withholding taxes of $8,502)                       $ 3,083,854
-------------------------------------------------------------------------------------------
 Interest                                                                          32,390
-------------------------------------------------------------------------------------------
 Portfolio lending fees                                                             9,233
                                                                              -------------
 Total investment income                                                        3,125,477

-------------------------------------------------------------------------------------------
 EXPENSES

 Management fees                                                                1,063,482
-------------------------------------------------------------------------------------------
 Accounting service fees                                                           15,000
-------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                                     10,412
-------------------------------------------------------------------------------------------
 Directors' compensation                                                            8,691
-------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                        3,302
-------------------------------------------------------------------------------------------
 Other                                                                             35,808
                                                                              -------------
 Total expenses                                                                 1,136,695
 Less reduction to custodian expenses                                                (364)
                                                                              -------------
 Net expenses                                                                   1,136,331

-------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                          1,989,146

-------------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)

 Net realized gain (loss) on:
 Investments                                                                   (8,700,120)
 Foreign currency transactions                                                     35,239
                                                                              -------------
 Net realized loss                                                             (8,664,881)
-------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                   47,277,677
 Translation of assets and liabilities denominated in foreign currencies          207,105
                                                                              -------------
 Net change in unrealized appreciation (depreciation)                          47,484,782

-------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         $40,809,047
                                                                              =============


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


14  |  GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED DECEMBER 31,                                                          2003             2002
---------------------------------------------------------------------------------------------------------
 OPERATIONS

 Net investment income                                                    $  1,989,146     $  1,955,076
---------------------------------------------------------------------------------------------------------
 Net realized loss                                                          (8,664,881)     (30,724,221)
---------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                       47,484,782      (14,089,554)
                                                                          -------------------------------
 Net increase (decrease) in net assets resulting from operations            40,809,047      (42,858,699)

---------------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income                                       (1,952,550)      (2,049,068)

---------------------------------------------------------------------------------------------------------
 CAPITAL STOCK TRANSACTIONS

 Net decrease in net assets resulting from capital stock transactions      (17,202,781)     (32,173,478)

---------------------------------------------------------------------------------------------------------
 NET ASSETS

 Total increase (decrease)                                                  21,653,716      (77,081,245)
---------------------------------------------------------------------------------------------------------
 Beginning of period                                                       165,493,360      242,574,605
                                                                          -------------------------------
 End of period [including accumulated net investment
 income of $1,948,913 and $1,919,098, respectively]                       $187,147,076     $165,493,360
                                                                          ===============================


 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


15  |  GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

 YEAR ENDED DECEMBER 31,                                          2003          2002          2001          2000          1999
---------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                           $ 1.39        $ 1.73        $ 1.96        $ 2.99        $ 3.27
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                             .02           .02           .02           .03           .05
 Net realized and unrealized gain (loss)                           .35          (.34)         (.23)         (.35)         (.17)
                                                                 ----------------------------------------------------------------
 Total from investment operations                                  .37          (.32)         (.21)         (.32)         (.12)
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             (.02)         (.02)         (.02)         (.05)         (.04)
 Distributions from net realized gain                               --            --            --          (.66)         (.12)
                                                                 ----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                                  (.02)         (.02)         (.02)         (.71)         (.16)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $1.74         $1.39         $1.73         $1.96         $2.99
                                                                 ================================================================

---------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                              26.81%       (18.97)%      (10.61)%      (12.66)%       (3.76)%

---------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                     $187,147      $165,493      $242,575      $333,211      $668,139
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $170,217      $203,660      $273,890      $460,272      $808,715
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                            1.17%         0.96%         0.75%         0.78%         1.28%
 Total expenses                                                   0.67% 3       0.68% 3       0.64% 3       0.59% 3       0.53% 3
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                            86%           88%           76%          118%          132%


1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


16  |  GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high total return. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor.
    The following is a summary of significant accounting policies consistently followed by the Portfolio.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

 The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


17  |  GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
          UNDISTRIBUTED   UNDISTRIBUTED       ACCUMULATED   OTHER INVESTMENTS
          NET INVESTMENT      LONG-TERM              LOSS  FOR FEDERAL INCOME
          INCOME                   GAIN  CARRYFORWARD 1,2        TAX PURPOSES
          -------------------------------------------------------------------
          $1,948,914                $--      $106,506,024         $17,711,553

 1. As of December 31, 2003, the Portfolio had $106,506,024 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2003, details of the capital loss carryforwards were as follows:

                              EXPIRING
                              -------------------------
                              2008         $ 32,898,936
                              2009           38,285,188
                              2010           28,419,014
                              2011            6,902,886
                                           ------------
                              Total        $106,506,024
                                           ============

 2. During the fiscal years ended December 31, 2003 and December 31, 2002, the Portfolio did not utilize any capital loss carryforwards.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Portfolio were unaffected by the reclassifications.

                 REDUCTION TO                       REDUCTION TO
                 ACCUMULATED                     ACCUMULATED NET
                 NET INVESTMENT                 REALIZED LOSS ON
                 INCOME                              INVESTMENTS
                 -----------------------------------------------
                 $6,781                                   $6,781

 The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                                   YEAR ENDED         YEAR ENDED
                                            DECEMBER 31, 2003  DECEMBER 31, 2002
                 ---------------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                   $1,952,550         $2,049,068

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities             $166,276,829
                                                            ============
                 Gross unrealized appreciation                21,830,148
                 Gross unrealized depreciation                (4,118,595)
                                                            ------------
                 Net unrealized appreciation                $ 17,711,553
                                                            ============

--------------------------------------------------------------------------------
 DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or are invested in other Oppenheimer funds selected by the Director. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


18  |  GROWTH PORTFOLIO

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Portfolio.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF CAPITAL STOCK
 The Portfolio has authorized 510 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                     YEAR ENDED DECEMBER 31, 2003          YEAR ENDED DECEMBER 31, 2002
                                                         SHARES            AMOUNT              SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------------------
 Sold                                                 3,194,708      $  4,737,879           3,791,596      $  6,099,968
 Dividends and/or distributions reinvested            1,501,961         1,952,550           1,164,242         2,049,068
 Redeemed                                           (16,129,625)      (23,893,210)        (25,761,205)      (40,322,514)
                                                    ---------------------------------------------------------------------
 Net decrease                                       (11,432,956)     $(17,202,781)        (20,805,367)     $(32,173,478)
                                                    =====================================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $143,780,413 and $161,000,079, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of 0.625% of the first $300 million of average daily net assets of the Portfolio, 0.50% of the next $100 million, and 0.45% of average daily net assets over $400 million.
--------------------------------------------------------------------------------
 ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended December 31, 2003, the Portfolio paid $10,012 to OFS for services to the Portfolio.
    Additionally, Portfolios offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.


19  |  GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    As of December 31, 2003, the Portfolio had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
 6. SECURITIES LENDING
 The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolios and any additional required collateral is delivered to the Portfolio on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of December 31, 2003, the Portfolio had on loan securities valued at approximately $28,813,000. Cash of $29,386,689 was received as collateral for the loans, and has been invested in approved instruments.

--------------------------------------------------------------------------------
 7. BORROWING AND LENDING ARRANGEMENTS
 The Portfolio entered into an "interfund borrowing and lending arrangement" with other Portfolios in the Oppenheimer funds complex, to allow Portfolios to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated Portfolios to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Portfolio's Board of Directors to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Portfolio may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Portfolio's Board of Directors, based upon a recommendation by the Manager. The Portfolio's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Portfolio borrows money, there is a risk that the loan could be called on one day's notice, in which case the Portfolio might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Portfolio lends money to another Portfolio, it will be subject to the risk that the other Portfolio might not repay the loan in a timely manner, or at all.
    The Portfolio had no interfund borrowings or loans outstanding during the year ended or at December 31, 2003.

20  |  GROWTH PORTFOLIO

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF GROWTH PORTFOLIO:

 We have audited the accompanying statement of assets and liabilities of Growth Portfolio, a series of Panorama Series Fund, Inc., including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Growth Portfolio as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


 DELOITTE & TOUCHE LLP

 Denver, Colorado
 February 12, 2004


21  |  GROWTH PORTFOLIO

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2003. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.
    Dividends of $0.0169 per share were paid to shareholders on March 14, 2003, all of which was designated as ordinary income for federal income tax purposes.
    Dividends, if any, paid by the Portfolio during the fiscal year ended December 31, 2003 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Portfolio has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio votes proxies relating to securities ("portfolio proxies") held by the Portfolio. A description of the Portfolio's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.225.5677, (ii) on the Portfolio's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Portfolio will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Portfolio's Form N-PX filing will be available (i) without charge, upon request, by calling the Portfolio toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


22  |  GROWTH PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited


NAME, POSITION(S) HELD          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS;
WITH PORTFOLIO, LENGTH OF       OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY
SERVICE, AGE                    DIRECTOR; NUMBER OF PORTFOLIOS IN FUND COMPLEX
                                CURRENTLY OVERSEEN BY DIRECTOR

INDEPENDENT                     THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW
DIRECTORS                       IS 6803 S. TUCSON WAY, CENTENNIAL, CO
                                80112-3924. EACH DIRECTOR SERVES FOR AN
                                INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage
Chairman of the Board           banking companies: Cherry Creek Mortgage Company
(since 2003) and Director       (since 1991), Centennial State Mortgage Company
(since 1999)                    (since 1994), The El Paso Mortgage Company
Age: 66                         (since 1993), Transland Financial Services, Inc.
                                (since 1997); Chairman of the following private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
                                Corporation and Broadway Ventures (since 1984);
                                a director of the following public companies:
                                Helmerich & Payne, Inc. (oil and gas
                                drilling/production company) (since 1992) and
                                UNUMProvident (insurance company) (since 1991).
                                Mr. Armstrong is also a Director/Trustee of Campus Crusade for Christ and the Bradley
                                Foundation. Formerly a director of the
                                following: Storage Technology Corporation (a publicly-held computer equipment company)
                                (1991-February 2003), and International Family
                                Entertainment (television channel) (1992-1997),
                                Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                Title (title insurance agency) (1995-June 1999);
                                a U.S. Senator (January 1979-January 1991).
                                Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Formerly, Director and President of A.G. Edwards
Director (since 1993)           Capital, Inc. (General Partner of private equity
Age: 72                         funds) (until February 2001); Chairman,
                                President and Chief Executive Officer of A.G.
                                Edwards Capital, Inc. (until March 2000); Vice
                                Chairman and Director of A.G. Edwards, Inc. and
                                Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                (until March 1999); and a Director (until March
                                2000) of A.G. Edwards & Sons and A.G. Edwards
                                Trust Company. Oversees 38 portfolios in the
                                OppenheimerFunds complex.

GEORGE C. BOWEN,                Formerly (until April 1999): Senior Vice
Director (since 1997)           President (from September 1987) and Treasurer
Age: 67                         (from March 1985) of OppenheimerFunds, Inc. (the
                                Manager); Vice President (from June 1983) and
                                Treasurer (since March 1985) of OppenheimerFunds
                                Distributor, Inc. (a subsidiary of the Manager);
                                Senior Vice President (since February 1992),
                                Treasurer (since July 1991) Assistant Secretary and a director (since December 1991) of the Centennial Asset Management Corporation; Vice
                                President (since October 1989) and Treasurer
                                (since April 1986) of HarbourView Asset
                                Management Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an investment advisory subsidiary of the Manager); Vice
                                President and Treasurer (since August 1978) and
                                Secretary (since April 1981) of Shareholder
                                Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and
                                Secretary (since November 1989) of Shareholder
                                Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant Treasurer
                                (since March 1998) of Oppenheimer Acquisition
                                Corp. (the Manager's parent corporation);
                                Treasurer (since November 1989) of Oppenheimer
                                Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real
                                Asset Management, Inc. (an investment advisory subsidiary of the Manager); Chief Executive
                                Officer and director (since March 1996) of
                                MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since
                                October 1997) of OppenheimerFunds International
                                Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the Manager).
                                Oversees 38 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              A member of The Life Guard of Mount Vernon,
Director (since 1999)           George Washington's home (since June 2000).
Age: 65                         Formerly (March 2001 - May 2002) Director of
                                Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                Management Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Chairman and Director (since 1998) of Rocky
Director (since 1990)           Mountain Elk Foundation (a not-for-profit
Age: 61                         foundation); and a director (since October 1999)
                                of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until
                                October 1995) of the Manager; President, Chief
                                Executive Officer and a director of Oppenheimer
                                Acquisition Corp., Shareholders Services Inc.
                                and Shareholder Financial Services, Inc. (until
                                October 1995). Oversees 38 portfolios in the
                                OppenheimerFunds complex.

23  |  GROWTH PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited / Continued

SAM FREEDMAN,                   Director of Colorado Uplift (a non-profit
Director (since 1996)           charity (since September 1984). Formerly (until
Age: 63                         October 1994) Mr. Freedman held several
                                positions in subsidiary or affiliated companies of the Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,            Trustee (since 1996) of MassMutual Institutional
Director (since 2002)           Funds and of MML Series Investment Fund
Age: 57                         (open-end investment companies); Director of MML
                                Services (since April 1987) and America Funds
                                Emerging Markets Growth Fund (since October
                                1991) (both are investment companies), The
                                California Endowment (a philanthropy
                                organization) (since April 2002), and Community
                                Hospital of Monterey Peninsula, (since February
                                2002); a trustee (since February 2000) of
                                Monterey International Studies (an educational organization), and an advisor to Unilever
                                (Holland)'s pension fund and to Credit Suisse
                                First Boston's Sprout venture capital unit. Mrs.
                                Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                                Formerly, President (February 1991-April 2000)
                                ARCO Investment Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Chairman and CEO (since 2003) of Steele Street
Director (since 2002)           State Bank (a commercial banking entity);
Age: 59                         Director (since 2001) of Jones Knowledge, Inc.
                                (a privately held company), U.S. Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation
                                (non-profit organization) (since 2000).
                                Formerly, Chairman of U.S. Bank (a subsidiary of
                                U.S. Bancorp and formerly Colorado National
                                Bank,) (July 1996-April 1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000).
                                Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee (since 1996) of MassMutual Institutional
Director (since 2000)           Funds and of MML Series Investment Fund
Age: 61                         (open-end investment companies); Trustee (since
                                1987), Chairman of the Board (since 2003) and
                                Chairman of the investment committee (since
                                1994) for the Worcester Polytech Institute;
                                President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                Trustee (since 1996) of the Community Music
                                School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003); Chairman
                                (January 1999-July 1999) of SIS & Family Bank,
                                F.S.B. (formerly SIS Bank); President, Chief
                                Executive Officer and Director (May
                                1993-December 1998) of SIS Bankcorp, Inc. and
                                SIS Bank (formerly Springfield Institution for
                                Savings) and Executive Vice President (January
                                1999-July 1999) of Peoples Heritage Financial
                                Group, Inc. Oversees 38 portfolios in the
                                OppenheimerFunds complex.

--------------------------------------------------------------------------------
INTERESTED DIRECTOR             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS
AND OFFICER                     TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR
                                AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH
                                OR REMOVAL.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and director
President and Director          (since June 2001) and President (since September
(since 2001)                    2000) of the Manager; President and a director
Age: 54                         or trustee of other Oppenheimer funds; President
                                and a director (since July 2001) of Oppenheimer
                                Acquisition Corp. and of Oppenheimer Partnership
                                Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and a director (since July 2001) of Shareholder
                                Services, Inc. and of Shareholder Financial
                                Services, Inc.; President and a director (since
                                July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.:
                                OFI Institutional Asset Management, Inc. and
                                Centennial Asset Management Corporation (since
                                November 2001), HarbourView Asset Management
                                Corporation and OFI Private Investments, Inc.
                                (since July 2001); President (since November 1,
                                2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity
                                Investment Management Corp. and Tremont
                                Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since
                                February 1997) of Massachusetts Mutual Life
                                Insurance Company (the Manager's parent
                                company); a director (since June 1995) of DLB
                                Acquisition Corporation (a holding company that owns shares of David L. Babson & Company, Inc.);
                                formerly, Chief Operating Officer (September
                                2000-June 2001) of the Manager; President and trustee (November 1999-November 2001) of MML
                                Series Investment Fund and MassMutual
                                Institutional Funds (open-end investment companies); a director (September 1999-August
                                2000) of C.M. Life Insurance Company; President,
                                Chief Executive Officer and director (September
                                1999-August 2000) of MML Bay State Life
                                Insurance Company; a director (June 1989-June
                                1998) of Emerald Isle Bancorp and Hibernia
                                Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as a Director/Officer and 10 portfolios as an Officer in the OppenheimerFunds complex.

24  |  GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OFFICERS THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. MONOYIOS, REINGANUM AND ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008, FOR MR. WIXTED, 6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,           Vice President of the Manager (since April
Vice President and Portfolio    1998); an officer of 4 portfolios in the
Manager (since 2000)            OppenheimerFunds complex; a Certified Financial
Age: 54                         Analyst; formerly a Vice President and portfolio
                                manager for Guardian Investor Services, the investment management subsidiary of The Guardian
                                Life Insurance Company (1979 - March 1998).

DR. MARC REINGANUM,             Vice President (since September 2002) of the
Vice President and Portfolio    Manager; a Director of Quantitative Research and
Manager (since 2003)            Portfolio Strategist for Equities. Formerly the
Age: 50                         Mary Jo Vaughn Rauscher Chair in Financial
                                Investments at Southern Methodist University since 1995. At Southern Methodist University he also served as the Director of the Finance
                                Institute, Chairman of the Finance Department,
                                President of the Faculty at the Cox School of Business and member of the Board of Trustee
                                Investment Committee.

BRIAN W. WIXTED,                Senior Vice President and Treasurer (since March
Treasurer (since 1999)          1999) of the Manager; Treasurer (since March
Age: 44                         1999) of HarbourView Asset Management
                                Corporation, Shareholder Services, Inc.,
                                Oppenheimer Real Asset Management Corporation,
                                Shareholder Financial Services, Inc.,
                                Oppenheimer Partnership Holdings, Inc., OFI
                                Private Investments, Inc. (since March 2000),
                                OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc (offshore fund management subsidiaries of the Manager) (since May 2000) and OFI Institutional Asset Management, Inc.
                                (since November 2000); Treasurer and Chief
                                Financial Officer (since May 2000) of OFI Trust
                                Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and
                                OppenheimerFunds Legacy Program (since April
                                2000); formerly Principal and Chief Operating
                                Officer (March 1995-March 1999), Bankers Trust
                                Company-Mutual Fund Services Division. An officer of 82 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 General Counsel (since November 2001) of the
Vice President and Secretary    Manager; Executive Vice President (since January
(since 2001)                    2004) and General Counsel (since February 2002)
Age: 55                         of OppenheimerFunds, Inc.; General Counsel and a
                                director (since November 2001) of
                                OppenheimerFunds Distributor, Inc.; Senior Vice
                                President and General Counsel (since November
                                2001) of HarbourView Asset Management
                                Corporation; Vice President and a director
                                (since November 2000) of Oppenheimer Partnership
                                Holdings, Inc.; Senior Vice President, General
                                Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder
                                Financial Services, Inc., OFI Private
                                Investments, Inc., OFI Trust Company and OFI
                                Institutional Asset Management, Inc.; a director
                                (since November 2001) of Oppenheimer Real Asset
                                Management, Inc.; Assistant Secretary and a director (since November 2001) of
                                OppenheimerFunds International Ltd.; Vice
                                President (since November 2001) of
                                OppenheimerFunds Legacy Program; Secretary
                                (since November 2001) of Oppenheimer Acquisition
                                Corp.; formerly Senior Vice President (May
                                1985-January 2004), Acting General Counsel
                                (November 2001-February 2002) and Associate
                                General Counsel (May 1981-October 2001) of the
                                Manager; Assistant Secretary of Shareholder
                                Services, Inc. (May 1985-November 2001),
                                Shareholder Financial Services, Inc. (November
                                1989-November 2001); OppenheimerFunds
                                International Ltd. and OppenheimerFunds plc
                                (October 1997-November 2001). An officer of 82 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

25  |  GROWTH PORTFOLIO

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Directors of the Portfolio has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Directors pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $19,000 in fiscal 2003 and $18,500 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2003 and $65,000 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $11,600 in fiscal 2003 and $6,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $3,500 in fiscal 2003 and $3,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $90,100 in fiscal 2003 and $75,000 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)